Environmental, Health and Safety Matters (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Site Contingency [Line Items]
Capital expenditures for EHS matters	$ 14	$ 20	$ 13
Environmental reserves	4	$ 10
Harrisburg Remediation
Site Contingency [Line Items]
Environmental reserves	2
Calais Remediation
Site Contingency [Line Items]
Environmental reserves	1
Duisburg Remediation
Site Contingency [Line Items]
Environmental reserves	$ 1